COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments related to construction of headquarter, leasehold improvements and installation of machinery and equipment for hotel operations	552,772
Rental expenses	1,489,333	937,145	644,248
Significant outstanding contingencies	0